Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Reconciliation of Cash and Restricted Cash

The following table provides a reconciliation of cash, cash equivalents and restricted cash, reported within the condensed consolidated statements of cash flows (in thousands):

	Three Months Ended March 31,
	2023	2022
Cash and cash equivalents	$639	$2,761
Restricted cash	895	4,171
Restricted cash included in other noncurrent assets	—	800
Total cash, cash equivalents and restricted cash presented in the condensed consolidated statements of cash flows	$1,534	$7,732

The following table provides a reconciliation of cash, cash equivalents and restricted cash, reported within the consolidated statements of cash flows (in thousands):

	Years Ended December 31,
	2022	2021
Cash and cash equivalents	$2,769	$7,732
Restricted cash	1,207	5,056
Restricted cash included in other noncurrent assets	800	800
Total cash, cash equivalents and restricted cash presented in the consolidated statements of cash flows	$4,776	$13,588

Schedule of Potentially Dilutive Securities Excluded from Calculation of Diluted Net Loss Per Share

	Three Months Ended March 31,
	2023	2022
Unvested restricted common stock subject to repurchase	—	1,258
Common stock to be purchased under the 2019 ESPP	—	288
Options to purchase common stock	4,843	7,183
Warrants to purchase common stock	3,180,282	52,448
Series B-2 and C convertible preferred stock	—	4,444
Purchase rights to purchase common stock	14,238,827	—
Convertible debt	18,042,988	9,969
Total	35,466,940	75,590

	Years Ended December 31,
	2022	2021
Common stock to be purchased under the 2019 ESPP	—	271
Options to purchase common stock	5,672	5,666
Warrants to purchase common stock	2,052,367	36,142
Series B-2 convertible preferred stock	—	4,444
Purchase rights to purchase common stock	4,490,202	—
Convertible debt	18,105,684	9,537
Total	24,653,925	56,060

Schedule of Stock Option Expensing Policies

The following table summarizes the Company’s stock-based awards expensing policies for employees and non-employees:

Employees and Nonemployee Consultants
Service only condition	Straight-line based on the grant date fair value

Performance criterion is probable of being met:

Service criterion is complete	Recognize the grant date fair value of the award(s) once the performance criterion is considered probable of occurrence

Service criterion is not complete	Expense using an accelerated multiple-option approach(1) over the remaining requisite service period

Performance criterion is not probable of being met and:	No expense is recognized until the performance criterion is considered probable at which point expense is recognized using an accelerated multiple-option approach

(1)	The accelerated multiple-option approach results in compensation expense being recognized for each separately vesting tranche of the award as though the award was in substance multiple awards and, therefore, results in accelerated expense recognition during the earlier vesting periods.